Summary Of Significant Accounting Policies (Useful Lives Of Newly Acquired Assets) (Detail)	2 Months Ended
Dec. 31, 2011
Software
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Technology
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	6 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	Shorter of useful life or lease term
Minimum | Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Minimum | Production equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Minimum | Office equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Maximum | Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Maximum | Production equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years
Maximum | Office equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years